Form 13F

Form UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON November 14, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST EXPIRED ON November 14, 2002.


Check here if Amendment ( X );  Amendment Number: 1
This Amendment (Check only one.): (   ) is a restatement
                                  ( X ) adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:           CREDIT SUISSE FIRST BOSTON, INC.
Address:        11 MADISON AVENUE
                NEW YORK, NY 10010

Form 13F File Number:  28-2205

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schdeules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Eugene Rosati
Title:          Director
Phone:          212-325-4492

Signature, Place, and Date of Signing:

Eugene Rosati                 New York, New York           May 27, 2003
 (Signature)                   (City, State)                  (Date)

Report Type (Check only one.):

( X ) 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

(   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(   ) 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

         Form 13F File Number    Name
1.       28-

         Form 13F File Number    Name
2.       28-2205                 CREDIT SUISSE FIRST BOSTON MANAGEMENT
                                 CORPORATION*

         Form 13F File Number    Name
3.       28-2205                 CREDIT SUISSE FIRST BOSTON LLC**

         Form 13F File Number    Name
4.       28-


* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2

Form 13F Information Table Entry Total:          19

Form 13F Information Table Value Total:         $      428,732
                                                (thousands)

Information requested to be treated confidentially has been filed separately.


List of Other Included Managers:

Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         Form 13F File Number    Name
1.       28-

         Form 13F File Number    Name
2.       28-2205                 CREDIT SUISSE FIRST BOSTON MANAGEMENT
                                 CORPORATION*

         Form 13F File Number    Name
3.       28-2205                 CREDIT SUISSE FIRST BOSTON LLC**

         Form 13F File Number    Name
4.       28-


* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

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
                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANDERSON EXPL LTD              COM              033901109    38440  1525400 SH       DEFINED 03            1525400 	  0	   0
BANCWEST CORP NEW              COM              059790105      737    21100 SH       DEFINED 03              21100 	  0	   0
BARD C R INC                   COM              067383109    12194   237200 SH       DEFINED 03             237200        0	   0
C-MAC INDS INC	               COM	        125920108    17934   899400 SH	     DEFINED 03		    899400	  0        0
CENTURYTEL INC	               COM	        156700106        3	100 SH	     DEFINED 03		       100	  0        0
COMPAQ COMPUTER CORP	       COM	        204493100    10388  1250000 SH       DEFINED 03		   1250000	  0	   0
GPU INC	                       COM	        36225X100    79098  1959800 SH       DEFINED 03		   1959800	  0	   0
INVERNESS MED TECHNOLOGY INC   COM	        461268104    18475   500000 SH       DEFINED 03		    500000	  0	   0
LOUIS DREYFUS NAT GAS CORP     COM	        546011107     3093    79500 SH       DEFINED 03		     79500	  0	   0
MITHCELL ENERGY & DEV CORP     CL A	        606592202    26513   529000 SH       DEFINED 03		    529000	  0	   0
NOVELLUS SYS INC	       LYON ZERO 144A	670008AA9    61579 62900000 SH       DEFINED 03		  62900000 	  0	   0
RALSTON PURINA CO	       COM	        751277302    68880  2100000 SH       DEFINED 03		         0	  0  2100000
ROGERS WIRELESS COMMUNICATIONS CL B NON-VTG	775315104     2024   190000 SH       DEFINED 03		    190000	  0	   0
SANMINA	                       COM	        800907107        3	200 SH       DEFINED 03		       200	  0	   0
SENSORMATIC ELECTRS CORP       COM	        817265101    20043   850000 SH       DEFINED 03		    850000	  0	   0
TUCKER ANTHONY SUTRO	       COM	        898647102     1504    63100 SH       DEFINED 03		     63100	  0	   0
ULTRAMAR DIAMOND SHAMROCK CORP COM	        904000106      911    19000 SH       DEFINED 03		     19000	  0	   0
WILLAMETTE INDS INC	       COM	        969133107    59612  1325000 SH       DEFINED 03 	   1325000	  0	   0
YOUNG BROADCASTING INC	       CL A	        987434104     7301   503200 SH       DEFINED 03		    503200	  0	   0
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